UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: September 30
Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
LEGG MASON PARTNERS SMALL CAP VALUE FUND
FORM N-Q
DECEMBER 31, 2006

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 96.2%
CONSUMER DISCRETIONARY — 16.6%
Auto Components — 2.8%
609,200	Cooper Tire & Rubber Co.	$8,711,560
194,047	Sauer-Danfoss Inc.	6,258,016
240,710	Superior Industries International Inc.	4,638,481

	Total Auto Components	19,608,057

Diversified Consumer Services — 0.9%
139,598	Steiner Leisure Ltd. *	6,351,709

Hotels, Restaurants & Leisure — 1.4%
436,630	O’Charleys Inc. *	9,291,486

Household Durables — 3.1%
469,213	Furniture Brands International Inc.	7,615,327
111,653	Snap-on Inc.	5,319,149
246,900	Tupperware Brands Corp.	5,582,409
162,270	WCI Communities Inc. *	3,112,339

	Total Household Durables	21,629,224

Leisure Equipment & Products — 2.0%
490,400	Callaway Golf Co.	7,066,664
493,721	K2 Inc. *	6,512,180

	Total Leisure Equipment & Products	13,578,844

Multiline Retail — 0.9%
185,584	Dillard’s Inc., Class A Shares	6,489,872

Specialty Retail — 4.2%
118,631	Buckle Inc.	6,032,386
297,514	Cato Corp., Class A Shares	6,816,046
186,346	DEB Shops Inc.	4,919,535
131,800	Lithia Motors Inc., Class A Shares	3,790,568
427,300	West Marine Inc. *	7,379,471

	Total Specialty Retail	28,938,006

Textiles, Apparel & Luxury Goods — 1.3%
292,677	Timberland Co., Class A Shares *	9,242,740

	TOTAL CONSUMER DISCRETIONARY	115,129,938

CONSUMER STAPLES — 2.7%
Food Products — 2.7%
928,995	Del Monte Foods Co.	10,246,815
281,800	Pilgrim’s Pride Corp.	8,293,374

	TOTAL CONSUMER STAPLES	18,540,189

ENERGY — 5.3%
Energy Equipment & Services — 2.9%
489,600	Input/Output Inc. *	6,673,248
178,495	National-Oilwell Varco Inc. *	10,920,324
81,773	Superior Well Services Inc. *	2,090,118

	Total Energy Equipment & Services	19,683,690

Oil, Gas & Consumable Fuels — 2.4%
307,226	Denbury Resources Inc. *	8,537,810
173,758	XTO Energy Inc.	8,175,314

	Total Oil, Gas & Consumable Fuels	16,713,124

	TOTAL ENERGY	36,396,814

FINANCIALS — 22.0%
Capital Markets — 0.6%
86,600	Investors Financial Services Corp.	3,695,222

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

SHARES	SECURITY	VALUE

Commercial Banks — 10.8%
213,732	BancTrust Financial Group Inc.	$5,454,441
163,300	Capital Corp. of the West	5,240,297
283,685	Cascade Financial Corp.	4,842,503
260,678	Central Pacific Financial Corp.	10,103,879
56,600	City National Corp.	4,029,920
115,128	Cullen/Frost Bankers Inc.	6,426,445
592,231	First Security Group Inc.	6,828,423
47,736	First State Bancorp	1,181,466
82,209	IBERIABANK Corp.	4,854,442
269,027	Midwest Banc Holdings Inc.	6,389,391
69,730	PAB Bankshares Inc.	1,490,130
44,900	Tompkins Trustco Inc.	2,040,705
402,200	UCBH Holdings Inc.	7,062,632
295,295	Umpqua Holdings Corp.	8,690,532

	Total Commercial Banks	74,635,206

Diversified Financial Services — 2.0%
171,696	Financial Federal Corp.	5,049,579
190,584	Portfolio Recovery Associates Inc. *	8,898,367

	Total Diversified Financial Services	13,947,946

Insurance — 2.6%
194,180	Allied World Assurance Holdings Ltd.	8,472,073
293,661	CNA Surety Corp. *	6,313,712
77,005	Midland Co.	3,230,360

	Total Insurance	18,016,145

Real Estate Investment Trusts (REITs) — 3.7%
119,743	American Land Lease Inc.	3,174,387
33,972	BioMed Realty Trust Inc.	971,599
200,867	Cousins Properties Inc.	7,084,579
83,996	Duke Realty Corp.	3,435,436
163,824	LaSalle Hotel Properties	7,511,331
74,642	Liberty Property Trust	3,667,908

	Total Real Estate Investment Trusts (REITs)	25,845,240

Thrifts & Mortgage Finance — 2.3%
99,711	City Bank	3,569,654
205,980	PMI Group Inc.	9,716,076
46,186	Triad Guaranty Inc. *	2,534,226

	Total Thrifts & Mortgage Finance	15,819,956

	TOTAL FINANCIALS	151,959,715

HEALTH CARE — 6.9%
Biotechnology — 1.1%
96,692	iShares Nasdaq Biotechnology Index Fund *	7,518,770

Health Care Equipment & Supplies — 0.8%
301,263	National Dentex Corp. *	5,272,102

Health Care Providers & Services — 3.4%
147,575	AMERIGROUP Corp. *	5,296,467
219,667	Apria Healthcare Group Inc. *	5,854,126
385,621	Cross Country Healthcare Inc. *	8,414,250
292,920	RehabCare Group Inc. *	4,349,862

	Total Health Care Providers & Services	23,914,705

Health Care Technology — 0.4%
257,914	Dendrite International Inc. *	2,762,259

Life Sciences Tools & Services — 0.5%
224,900	Enzo Biochem Inc. *	3,209,323

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

SHARES	SECURITY	VALUE

Pharmaceuticals — 0.7%
470,219	Bentley Pharmaceuticals Inc. *	$4,782,127

	TOTAL HEALTH CARE	47,459,286

INDUSTRIALS — 23.5%
Aerospace & Defense — 3.6%
183,246	DRS Technologies Inc.	9,653,399
237,448	HEICO Corp., Class A Shares	7,736,056
426,924	Orbital Sciences Corp. *	7,872,479

	Total Aerospace & Defense	25,261,934

Airlines — 1.5%
621,400	AirTran Holdings Inc. *	7,295,236
112,200	SkyWest Inc.	2,862,222

	Total Airlines	10,157,458

Building Products — 2.4%
155,200	Goodman Global Inc. *	2,669,440
341,076	Patrick Industries Inc. *	4,237,869
308,000	Simpson Manufacturing Co. Inc.	9,748,200

	Total Building Products	16,655,509

Commercial Services & Supplies — 4.2%
124,095	John H. Harland Co.	6,229,569
483,896	Labor Ready Inc. *	8,869,813
114,491	United Stationers Inc. *	5,345,585
185,045	Watson Wyatt Worldwide Inc., Class A Shares	8,354,782

	Total Commercial Services & Supplies	28,799,749

Construction & Engineering — 1.9%
137,546	EMCOR Group Inc. *	7,819,490
165,680	Perini Corp. *	5,099,631

	Total Construction & Engineering	12,919,121

Machinery — 8.3%
211,566	Albany International Corp., Class A Shares	6,962,637
241,700	Crane Co.	8,855,888
184,254	IDEX Corp.	8,735,482
207,489	Kaydon Corp.	8,245,613
126,688	Kennametal Inc.	7,455,589
235,775	Mueller Industries Inc.	7,474,068
88,700	RBC Bearings Inc. *	2,542,142
246,338	Wabtec Corp.	7,483,748

	Total Machinery	57,755,167

Marine — 1.1%
230,410	Kirby Corp. *	7,863,893

Road & Rail — 0.5%
96,643	Arkansas Best Corp.	3,479,148

	TOTAL INDUSTRIALS	162,891,979

INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 3.9%
62,881	Bel Fuse Inc., Class B Shares	2,187,630
147,432	Black Box Corp.	6,190,670
680,300	Foundry Networks Inc. *	10,190,894
317,500	NETGEAR Inc. *	8,334,375

	Total Communications Equipment	26,903,569

Computers & Peripherals — 0.4%
99,647	Rimage Corp. *	2,590,822

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments — 1.1%
260,499	Tektronix Inc.	$7,598,756

IT Services — 1.8%
316,361	MedQuist Inc. *	4,302,510
509,937	Perot Systems Corp., Class A Shares *	8,357,867

	Total IT Services	12,660,377

Semiconductors & Semiconductor Equipment — 5.0%
123,632	Cabot Microelectronics Corp. *	4,196,070
495,840	Exar Corp. *	6,445,920
947,100	Kulicke & Soffa Industries Incorporated *	7,955,640
516,400	OmniVision Technologies Inc. *	7,048,860
531,600	Verigy Ltd. *	9,435,900

	Total Semiconductors & Semiconductor Equipment	35,082,390

Software — 2.8%
273,102	EPIQ Systems Inc. *	4,634,541
1,133,800	Lawson Software Inc. *	8,378,782
217,482	McAfee Inc. *	6,172,139

	Total Software	19,185,462

	TOTAL INFORMATION TECHNOLOGY	104,021,376

MATERIALS — 2.8%
Containers & Packaging — 1.1%
129,281	AptarGroup Inc.	7,632,750

Metals & Mining — 1.7%
399,992	Gibraltar Industries Inc.	9,403,812
91,100	Meridian Gold Inc. *	2,531,669

	Total Metals & Mining	11,935,481

	TOTAL MATERIALS	19,568,231

UTILITIES — 1.4%
Electric Utilities — 0.2%
46,397	MGE Energy Inc.	1,697,202

Gas Utilities — 1.2%
79,736	New Jersey Resources Corp.	3,873,575
99,184	Northwest Natural Gas Co.	4,209,369

	Total Gas Utilities	8,082,944

	TOTAL UTILITIES	9,780,146

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $480,773,530)	665,747,674

FACE
AMOUNT

SHORT-TERM INVESTMENT — 3.7%
Repurchase Agreement — 3.7%
$25,839,000	Interest in $373,105,000 joint tri-party repurchase agreement dated 12/29/06 with Morgan Stanley, 5.250% due 1/3/07; Proceeds at maturity - $25,857,841; (Fully collateralized by various U.S. government agency obligations, 3.500% to 6.500% due 1/1/09 to 9/1/33; Market value - $26,355,780) (Cost — $25,839,000)	25,839,000

	TOTAL INVESTMENTS — 99.9% (Cost — $506,612,530#)	691,586,674
	Other Assets in Excess of Liabilities — 0.1%	922,301

	TOTAL NET ASSETS — 100.0%	$692,508,975

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$193,517,383
Gross unrealized depreciation	(8,543,239)

Net unrealized appreciation	$184,974,144

5

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By

R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By

Kaprel Ozsolak
Chief Financial Officer

Date: February 28, 2007